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Invesco 1-30 Laddered Treasury ETF
Invesco 1-30 Laddered Treasury ETF

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 23, 2023 TO THE PROSPECTUSES DATED DECEMBER 16, 2022, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco 1-30 Laddered Treasury ETF (PLW)
(the “Fund”)

Important Notice Regarding a Change to the Unitary Management Fee of the Fund

At a meeting held on June 22, 2023, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”) approved the reduction of the Fund’s annual unitary advisory fee to 0.15% of the Fund’s average daily net assets, effective June 26, 2023 (the “Effective Date”). Accordingly, as of the Effective Date, the Prospectus is revised as follows:

●	The following replaces the corresponding disclosure in the “Fund Fees and Expenses” section of the Fund’s Summary Prospectus and the “Summary Information – Fund Fees and Expenses” section of the Fund’s Statutory Prospectus:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco 1-30 Laddered Treasury ETF Invesco 1-30 Laddered Treasury ETF
Management Fees	0.15%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.15%
[1]	Effective June 26, 2023, the Fund’s unitary management fee was reduced. “Management Fees” have been restated to reflect current fees.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco 1-30 Laddered Treasury ETF | Invesco 1-30 Laddered Treasury ETF | USD ($)	15	48	85	192

Please Retain This Supplement for Future Reference.